Summary of Significant Accounting Policies - Additional Information (Details) € in Thousands, $ in Millions		12 Months Ended
	Jul. 03, 2019 USD ($)	Dec. 31, 2019 USD ($) Segment	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Non-refundable upfront payment		$ 35.0
Clinical, regulatory and commercial milestone payments		193.0
Upfront payment received	$ 35.0	35.0
Revenue from upfront upfront payment		34.9
Deferred upfront payment		$ 0.1
Weighted average incremental borrowing rate		1.26%
Right of use assets | €			€ 9,227
Right of use lease liabilities | €			€ 8,947	€ 4,791
Number of segment | Segment		1
Software and License Agreements | Bottom of Range
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Estimated useful lives of software and license agreements		1 year
Software and License Agreements | Top of Range
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Estimated useful lives of software and license agreements		8 years